Summary of Significant Accounting Policies - Summary Of Maturities Of Lease Liabilities Under Operating Leases (Detail) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Accounting Policies [Abstract]
2026	¥ 40,524	$ 5,795
2027	20,091	2,873
2028	2,274	325
Total lease payments	62,889	8,993
Less imputed interest	(2,137)	(306)
Total	¥ 60,752	$ 8,687